Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue		$ 43,555,675	$ 50,273,589	$ 44,254,007
Cost of revenue		(43,008,979)	(49,133,889)	(42,997,119)
Gross profit		546,696	1,139,700	1,256,888
Selling, general and administrative expenses		(1,174,250)	(718,758)	(220,296)
Reversal of provision for expected credit loss		2,401,151
Profit from operations		1,773,597	420,942	1,036,592
Other income (expense)
Interest (expense) income, net		(566,695)	(1,004)	594
Other income		4,113	1,062	7,519
Currency exchange loss		(1,509)	(2,209)	(632)
Total other (expense) income, net		(564,091)	(2,151)	7,481
Income before provision for income taxes		1,209,506	418,791	1,044,073
Income tax expense			(98,347)	(150,578)
Net income and total comprehensive income		$ 1,209,506	$ 320,444	$ 893,495
Earnings per share – basic (in Dollars per share)	[1]	$ 0.05	$ 0.028	$ 0.079
Earnings per share – diluted (in Dollars per share)	[1]	$ 0.05	$ 0.028	$ 0.079
Weighted average shares outstanding – basic (in Shares)	[1]	24,214,682	11,250,000	11,250,000
Weighted average shares outstanding – diluted (in Shares)	[1]	24,214,682	11,250,000	11,250,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance, share split and share redesignation.